UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21181

BlackRock Municipal 2020 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2020 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005

BlackRock Municipal 2020 Term Trust (BKK)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—151.6%
			California—25.9%
A	$12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$ 12,592,440
			Foothill/Eastern Trans. Corridor Agcy.,
BBB	10,000		Cap. Apprec., Zero Coupon, 1/15/22	01/10 @ 50.177	3,897,400
BBB	12,500		Toll Rd. Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	5,178,125
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	3,411,270
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	13,794,806
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,222,942
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,843,821
AAA	20,000	[3]	Ser. B, 5.375%, 6/01/10	N/A	21,839,600
B-	3,035		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj.,
			Ser. C, 7.50%, 12/01/24	12/12 @ 102	3,003,224
BBB+	7,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj.,
			Ser. C, 5.25%, 6/01/23	No Opt. Call	7,426,300
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,605,611
BBB+	3,355		Statewide Cmnty., Daughters of Charity Hlth. Proj., 5.25%, 7/01/25	07/15 @ 100	3,479,034

					80,294,573

			Colorado—0.7%
AAA	4,500		E-470 Pub. Hwy. Auth. Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	2,034,900

			District of Columbia—5.3%
			Friendship Pub. Charter Sch., Inc. Proj.,
A	3,320		5.00%, 6/01/23, ACA	06/14 @ 100	3,361,666
A	2,680		5.75%, 6/01/18, ACA	06/14 @ 100	2,897,831
AAA	5,000	[4]	Met. Washington Arpts. Auth. Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,183,150
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,938,631

					16,381,278

			Florida—16.1%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,989,422
Baa1	1,500		Cap. Trust Agcy. Multi-Fam. Hsg., American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,480,245
NR	3,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,091,200
NR	4,445		Grand Hampton Cmnty. Dev. Dist. Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,549,857
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,156,643
BB+	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	6,142,457
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,843,457
NR	1,000		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	999,220
NR	7,680		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	7,911,322
NR	3,854		Vlg. Cmnty. Dev. Dist. Spl. Assmt. Rev. No. 5, Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,030,821
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,263,520
NR	1,555		World Commerce Cmnty. Dev. Dist. Spec. Assmt., Ser. A-1, 6.25%, 5/01/22	05/14 @ 101	1,594,979

					50,053,143

			Georgia—1.6%
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,595,450
BBB	2,350		Richmond Cnty. Dev. Auth. Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,464,210

					5,059,660

			Illinois—9.7%
NR	2,155		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,190,213
A-	5,000		Dev. Fin. Auth. Depaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,328,000
AA+	4,800		Edl. Fac. Auth., Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,083,008
			Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,730,504
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,432,942
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,064,003
AAA	8,265		Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn Proj.,
			Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,756,277
AAA	13,455		Met. Pier & Expo. Auth. Ded. St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, Zero Coupon, 6/15/22, MBIA	No Opt. Call	6,348,742

					29,933,689

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Indiana—5.0%
BBB	$ 10,000		Indianapolis Arpt. Auth., FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$ 10,355,200
NR	5,290		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	5,290,159

					15,645,359

			Kansas—1.0%
AAA	6,440		Wyandotte Cnty. Unified Gov’t. Spl. Oblig., Intl. Speedway Proj., Zero Coupon,
			12/01/20, MBIA	No Opt. Call	3,203,964

			Kentucky—1.3%
BBB	3,750		Maysville Sld. Wst. Disp. ,Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,178,550

			Louisiana—0.7%
BBB	2,000		De Soto Parish Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,092,760

			Maryland—5.6%
			Frederick Cnty., Urbana Cmnty. Dev. Auth. Proj.,
NR	3,000		6.625%, 7/01/25	07/07 @ 102	3,119,220
NR	5,171		5.80%, 7/01/20	07/07 @ 102	5,218,832
Baa1	8,500		Hlth. & Higher Edl. Facs. Auth. Medstar Hlth. Proj., 5.375%, 8/15/24	08/14 @ 100	8,942,850

					17,280,902

			Massachusetts—3.3%
AAA	5,000		Bay Transp. Auth. Sales Tax Rev., Ser. A, 5.00%, 7/01/24	No Opt. Call	5,494,450
BBB	4,500		Dev. Fin. Agcy. Sld. Wst. Disp. Rev., Wst. Mgmt., Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,798,800

					10,293,250

			Michigan—1.7%
BB+	5,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,226,200

			Minnesota—0.4%
A2	1,250		Higher Ed. Facs. Auth., Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,304,237

			Mississippi—1.0%
BBB	3,000		Warren Cnty. Env. Impvt., Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,093,180

			Missouri—3.6%
BBB+	5,000		Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,263,250
AA	5,500		Hlth. & Edu. Fac., BJC Hlth. Sys. Proj., Ser. A, 5.00%, 5/15/20	05/15 @ 100	5,804,700

					11,067,950

			Multi-State—6.7%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 10/31/99	No Opt. Call	1,062,780
A3	2,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,640,400
Baa1	4,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,198,680
NR	2,500	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,674,500
			Munimae TE Bond Subsidiary, LLC,
Baa2	5,000	[5]	Ser. C1, 5.80%, 6/30/49	09/14 @ 100	5,071,000
Baa2	5,000	[5]	Ser. C2, 5.80%, 6/30/49	09/14 @ 100	4,995,200

					20,642,560

			New Hampshire—1.7%
BBB+	5,000		Hlth., Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,283,200

			New Jersey—12.8%
			Econ. Dev. Auth.,
BBB	11,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	12,061,775
B	10,000		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	8,582,800
B	1,500		Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,573,920
BBB-	1,000		First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,012,170
Baa3	7,500		Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,552,400
Baa1	4,000		Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp. Proj., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,307,160
			Middlesex Cnty. Impvt. Auth.,
NR	2,500		Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,497,825
Baa1	1,000		Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,017,850

					39,605,900

			New Mexico—0.8%
NR	2,520		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,600,464

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Ohio—5.5%
Aa3	$13,000		Cuyahoga Cnty. Cleveland Clinic Hlth. Sys. Proj., 6.00%, 1/01/19-1/01/20	07/13 @ 100	$ 14,705,020
NR	1,100		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,149,104
NR	1,215		Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,290,816

					17,144,940

			Oklahoma—1.1%
B-	3,350		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,362,864

			Pennsylvania—6.2%
BBB+	6,680		Higher Edl. Fac., La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	7,095,630
A	10,000		Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,882,600
NR	1,275		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	1,339,566

					19,317,796

			Puerto Rico—11.6%
A-	10,900		Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,463,966
BBB	23,000		Pub. Impvt., Ser. A, 5.25%, 7/01/22-7/01/24	07/13 @ 100	24,397,550

					35,861,516

			Rhode Island—1.5%
BBB	4,500		Hlth. & Edl. Bldg. Corp. Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,620,015

			Texas—6.9%
B2	5,000	[6]	Affordable Hsg. Corp. Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj.,
			Ser. A, 5.85%, 11/01/31	11/11 @ 102	3,785,950
BBB	1,100		Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	1,236,741
BBB-	3,500		Port Corpus Christi Indl. Dev. Corp., Valero Proj., Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,625,195
AAA	16,440		Tpke. Auth., Central Texas Tpke. Sys. Proj., Ser. A, Zero Coupon, 8/15/21-8/15/24, AMBAC	No Opt. Call	7,402,531
			Weatherford Indpt. Sch. Dist.,
AAA	6,945		Zero Coupon, 2/15/23	02/11 @ 50.236	2,784,667
AAA	6,945		Zero Coupon, 2/15/24	02/11 @ 47.435	2,617,015

					21,452,099

			Trust Territories—1.3%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,982,840

			U.S. Virgin Islands—0.3%
BBB	1,000		Pub. Fin. Auth. Sen. Lien Matching Fund Loan, Ser. A, 5.25%, 10/01/17	10/14 @ 100	1,070,970

			Virginia—7.7%
NR	5,000		Celebrate North Cmnty. Dev. Auth. Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,169,850
BBB	10,000		Charles City Cnty. Econ. Dev. Auth. Sld. Wst. Disp., 5.125%, 8/01/27	05/14 @ 100	10,222,000
A3	7,500		Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,342,550

					23,734,400

			Washington—2.5%
AAA	10,000		Washington, Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,512,200
AAA	4,630		Washington Mtr. Veh. Proj., Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,189,342

					7,701,542

			Wisconsin—2.1%
			Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,102,336
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,418,691

					6,521,027

			Total Long-Term Investments (cost $446,739,338)		470,045,728

			SHORT-TERM INVESTMENTS—3.6%
			Massachusetts—0.1%
A-1+	350	[7]	Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-4, 2.30%, 10/03/05, XLCA, FRDD	N/A	350,000

			New York—0.4%
A-1+	1,000	[7]	Triborough Brdg. & Tunl. Auth., GO, 2.78%, 10/06/05, FRWD	N/A	1,000,000

			North Dakota—1.7%
VMIG1	5,250	[7]	Grand Forks Hosp. Fac. Rev., United Hosp. Oblig. Grp. Proj., 2.38%, 10/03/05, FRDD	N/A	5,250,000

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.4%
4,400	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 4,400,000

	Total Short-Term Investments (cost $446,739,338)	11,000,000

	Total Investments—155.2% (cost $457,739,3388)	$ 481,045,728
	Other assets in excess of liabilities—2.1%	6,620,648
	Preferred shares at redemption value, including dividends payable—(57.3)%	(177,644,455)

	Net Assets Applicable to Common Shareholders—100%	$ 310,021,921

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security, or a portion thereof, pledged as collateral with a value of $2,123,260 on 615 short U.S. Treasury Note futures contracts expiring December 2005 and 222 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $93,000,141, with an unrealized gain of $1,385,448.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 7.9% of its net assets, with a current market value of $24,625,400, in securities restricted as to resale.
[6]	Illiquid security representing 1.22% of net assets.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[8]	Cost for Federal tax purposes is $457,715,845. The net unrealized appreciation on a tax basis is $23,329,883, consisting of $25,248,464 gross unrealized appreciation and $1,918,581 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2020 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005